Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Net loss	$ (3,600)	$ (8,080)
Change in current assets or liabilities:
Increase in accounts payable and accrued expenses:	$ 3,600
Net cash used in operating activities		(8,080)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution		(8,080)
Net increase in cash and cash equivalents		8,080
Non- cash investing and financing activities:
Debt forgiven by related party recorded as capital contribution		$ 6,080